Convertible Debentures (Details ) - Convertible Debenture [Member] - CAD ($)	12 Months Ended
	Jan. 31, 2021	Jan. 31, 2020	Jan. 31, 2019
Statement [Line Items]
Beginning balance	$ 0	$ 3,476,690
Proceeds from issuances of convertible debentures	800,000		$ 5,000,000
Transfer of conversion component to equity	(12,671)		(212,209)
Debt discounts			(596,900)
Interest payments		(58,493)	(292,342)
Repayment	(200,000)	(3,500,000)
Debt modification		(250,000)
Conversion to common shares	(100,000)		(1,500,000)
Accretion	12,671	331,803	1,078,141
Ending balance	$ 500,000	$ 0	$ 3,476,690